December 31, 1999
                         __________________________________
                          Special Situations        Annual
                          Fund III, L.P.            Report


















































                     SPECIAL SITUATIONS FUND III, L.P.
                     ----------------------------------

                           INDEX TO ANNUAL REPORT
                              DECEMBER 31, 1999

____________________________________________________________________

                                                              PAGE
                                                              ----
Independent Auditors' Report                                    1


Statement of Financial Condition                                2


Portfolio of Investments                                        3


Statement of Operations                                        11


Statement of Changes in Partners' Capital                      12


Notes to the Financial Statements                              13


























                         INDEPENDENT AUDITORS' REPORT
                         -----------------------------


TO THE PARTNERS OF
 SPECIAL SITUATIONS FUND III, L.P.:

         We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 1999, the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 1999, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                 ANCHIN, BLOCK & ANCHIN LLP


New York, New York
February 10, 2000






                                       1

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                               DECEMBER 31, 1999





ASSETS - NOTE 2
Investments, at fair value (cost $111,635,464)                    $ 180,771,415
Cash and cash equivalents                                            53,799,208
Receivable for investments sold                                       8,510,161
Other assets                                                            104,830
                                                               ----------------
Total Assets                                                      $ 243,185,614
                                                               ----------------
                                                               ----------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                            $  21,435,339
Securities sold short, at fair value                                  2,456,010
          (proceeds $3,236,871) Note 10
Payable for investments purchased - Note 2                            5,475,548
Administrator's fee payable - Note 7                                    357,475
Accrued expenses                                                        162,945
                                                               ----------------
 Total Liabilities                                                $  29,887,317
                                                               ----------------

Partners' Capital- Notes 1,3 and 4
Limited Partners                                                  $ 194,712,153
Corporate General Partner                                            14,866,034
Individual General Partners                                           3,720,110
                                                               ----------------
Total Partners' Capital                                             213,298,297
                                                               ----------------
Total Liabilities and Partners' Capital                           $ 243,185,614
                                                               ----------------
                                                               ----------------







_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                                       2
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

                                                                      Fair
Shares                           Common Stocks                        Value
-------------------------------------------------------------------------------
               Aerospace 0.94%
  372,600      SPACEHAB, Incorporated                              $  2,002,725
                                                                      ---------

               Automotive 0.23
   82,900      Lund International Holdings, Inc.                        487,038
  289,000      Steel City Products, Inc.                                 11,560
                                                                      ---------
                                                                        498,598
                                                                      ---------
               Beverages - Alcohol 0.62 %
  127,200      Ravenswood Winery, Inc.                                1,335,600
                                                                      ---------
               Biotechnology 2.31%
  162,400      ArQule, Inc.                                           1,664,600
1,215,000      La Jolla Pharmaceutical Company (a)                    3,075,469
  186,000      Molecular Biosystems, Inc.                               186,000
                                                                      ---------
                                                                      4,926,069
                                                                      ---------
               Broadcasting 0.30%
  357,400      Accom, Inc.                                              245,715
  254,900      Film Roman, Inc.                                         398,281
                                                                      ---------
                                                                        643,993
                                                                      ---------
              Capital Equipment 1.25%
  174,500     Quixote Corporation                                     2,661,125
                                                                      ---------
              Communications Products 5.40%
  253,000     Corsair Communications, Inc.                            2,055,625
  422,500     ION Networks, Inc.                                      9,453,438
                                                                     ----------
                                                                     11,509,063
                                                                     ----------
              Computer Equipment 1.18%
   52,000     Network Computing Devices, Inc.                           403,000
   59,550     SeaChange International, Inc.                           2,106,581
                                                                      ---------
                                                                      2,509,581
                                                                      ---------
_____________________________________________________________________________
               See the accompanying Notes to the Financial Statements
                                       3
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

                                                                      Fair
Shares                      Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------
               Computer Services - Software 2.67%
    72,100     Navidec,Inc.                                        $    865,200
   305,100     Peerless Systems Corporaton                            2,364,525
   186,700     Pomeroy Computer Resources, Inc.                       2,462,106
                                                                      ---------
                                                                      5,691,831
                                                                      ---------
               Computer Systems 0.62%
   241,700     I.D. Systems,Inc.                                      1,329,350
                                                                      ---------
               Electronic Componets 7.22%
   431,440     Barringer Technologies, Inc.(a)                        2,696,497
   444,500     Blue Wave Systems, Inc.                                4,111,625
   121,200     Ezenia,Inc.                                              950,669
   181,800     Frequency Electronics, Inc.                            1,886,175
   348,800     Panja, Inc.                                            5,755,200
                                                                      ---------
                                                                     15,400,166
                                                                      ---------
               Electronic Equipment 1.23%
   175,000     Information Resources, Inc. (Restricted)               2,625,000
                                                                      ---------
               Electronic Instruments 1.28%
   156,000     AstroPower, Inc.                                       2,184,000
    42,600     FVC.com, Inc.                                            497,888
     9,000     Metretek Technologies,Inc.                                42,750
                                                                     ----------
                                                                      2,724,638
                                                                     ----------
               Energy- Miscellaneous 0.12%
   600,000     Boots & Coots International Well Control (Restricted)    262,500
                                                                     ----------
               Energy - Oil & Gas 0.61%
   451,379     Edge Petroleum Corporation (a)                         1,297,715
                                                                     ----------
               Entertainment 0.01%
     9,165     Plantinum Entertainment, Inc.                             22,912
                                                                      ---------



------------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.



                                       4
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1999
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------
               Financial Services - Miscellaneous 1.29%
   151,200     MCM Capital Group, Inc.                                  585,900
   185,500     MicroFinancial Incorporation                           2,168,031
                                                                      ---------
                                                                      2,753,931
                                                                      ---------
               Food 0.13%
    86,700     Opta Food Ingredients, Inc.                              270,938
                                                                      ---------
               Gold Mining 0.96%
 2,174,500     MK Gold Company (a)                                    2,038,594
                                                                      ---------
               Healthcare Management 0.78%
   918,500     Apache Medical Systems, Inc. (a)                       1,320,344
   124,633     Mednet International, Ltd.                               345,234
                                                                      ---------
                                                                      1,665,578
                                                                      ---------
               Healthcare-Specialized Products & Services 0.01%
   122,800     Accuhealth, Inc. (a)                                      15,350
   100,729     Accuhealth, Inc. (a) (Restricted)                         12,591
                                                                      ---------
                                                                         27,941
                                                                      ---------
               Internet Commerce 1.48%
   170,400     Garden.com, Inc.                                       1,480,350
   336,600     Salon.com, Inc.                                        1,683,000
                                                                      ---------
                                                                     3,163,350

               Manufacturer-Consumer Products 0.76%
   235,200     Zindart Limited                                        1,617,000
                                                                     ---------
               Medical - Drugs 1.57%
   224,300     EPIX Medical, Inc.                                     2,243,000
                                                                      ---------
               Medical Devices & Equipment 13.61%
   539,500     Aksys, Ltd.                                         $  2,630,063
 1,070,400     Applied Imaging Corporation (a)                        1,338,000
    89,823     Cambridge Heart, Inc.                                    308,766
   433,200     EP MedSystems, Inc.                                    2,057,700
   425,700     Image Guided Technologies, Inc. (a)                      292,669
   545,700     IRIDEX Corporation (a)                                 4,843,087

------------------------------------------------------------------------------
         See the accompanying Notes to the Financial Statements

                                 5
                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                              DECEMBER 31, 1999

                                                                      Fair
Shares                   Common Stocks (Continued)                    Value
-------------------------------------------------------------------------------
               Medical Devices & Equipment (continued)
   104,200     Invivo Corporation                                  $  1,263,425
   397,200     Laserscope, Inc.                                         384,788
   736,800     Optical Sensors Incorporated (a)                         460,500
    88,345     Possis Medical, Inc.                                     690,195
    24,000     Protocol Systems, Inc.                                   216,000
   352,500     Precision Optics Corporation (a)                       6,212,812
   644,600     Somnus Medical Technologies, Inc.                      1,692,075
   794,000     The Spectranetics Corporation                          3,126,375
   369,400     Thoratec Laboratories Corporation                      3,509,300
                                                                     ----------
                                                                     29,025,755
                                                                     ----------
               Medical Information Systems 3.21%
   526,580     CIMA Labs Inc.                                         6,845,540
                                                                      ---------
               Paper-Packaging 0.00%
   593,749     Chase Packaging Corporation                                2,969
                                                                      ---------
               Restaurant 0.71%
   746,100     Famous Dave's of America, Inc. (a)                     1,515,516
                                                                      ---------
               Retail 8.44%
   242,500     1-800 CONTACTS, INC.                                   6,562,654
   291,800     EZCORP, Inc.                                           1,167,200
   114,600     GAIAM, Inc.                                            1,819,275
   705,300     J.Jill Group, Inc. (a)                                 2,909,363
   673,400     Jos.A Bank Clothiers, Inc. (a)                         2,020,200
    53,000     SkyMall, Inc.                                            390,875
   172,400     Travis Boats & Motors, Inc.                            2,068,800
   128,600     West Marine, Inc.                                      1,060,950
                                                                     ----------
                                                                     17,999,317
                                                                     ----------
               Services 1.36%
   463,000     Collectors Universe, Inc.                              2,893,750
                                                                      ---------
               Software 12.65%
   297,300     ANSYS, Inc.                                            3,270,300
   368,340     Fourth Shift Corporation                               2,555,359
   535,500     Gensym Corporation (a)                                 3,079,125

-------------------------------------------------------------------------------
            See the accompanying Notes to the Financial Statements.
                                  6
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

                                                                      Fair
Shares                     Common Stocks (Continued)                  Value
-------------------------------------------------------------------------------
               Software (continued)
    23,000     Interplay Entertainment Corporation                $      67,562
   284,500     Mechanical Dynamics, Inc.                              1,458,062
   115,052     Mustang.com, Inc.                                      1,797,687
   360,000     Silicon Valley Research, Inc. (a)                        129,600
   482,900     White Pine Software, Inc. (a)                         11,831,050
   182,292     White Pine Software, Inc. (a)(Restricted)              2,800,005
                                                                      ---------
                                                                     26,988,750
                                                                     ----------
               Specialty Financial 2.89%
   201,000     Medallion Financial Corporation                        3,605,438
   288,900     MFC Bancorp Ltd.                                       2,563,987
                                                                      ---------
                                                                      6,169,425
                                                                      ---------
               Technology CAD/CAM/CAE 2.11%
   945,900     Spatial Technology, Inc. (a)                           4,493,025
                                                                     ----------
               Transportation 0.75%
  152,400      Aramex International Limited                          1,400,175
  820,000      Country Wide Transport Services, Inc. (a)               205,000
                                                                     ---------
                                                                     1,605,175
                                                                     ---------
         Total Common Stocks 78.18%                                166,760,420
                                                                   -----------

Shares                        Preferred Stocks                         Value
_______________________________________________________________________________
               Energy Services 0.14%
  150,300      TGC Industrices, Inc.  (a)                           $   309,994
                                                                       --------
               Healthcare-Specialized Products & Services 0.05%
  425,000      Accuhealth, Inc. convertible preferred (a)               106,250
                                                                       --------
               Retail 0.31%
    6,600      SkyMall, Inc. convertible preferred                      660,000
                                                                      ---------
          Total Preferred Stocks 0.50%                                1,076,244
                                                                      ---------
                                                                      ---------
------------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.
                                    7
                         SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

                                                                      Fair
Warrants                          Warrants                            Value
-------------------------------------------------------------------------------
               Biotechnology 0.02%
  271,000      Diacrin, Inc. 12/31/00                            $      33,875
                                                                     ----------
               Broadcasting 0.00%
   43,125      Children's Broadcasting Corporation 1/8/01                 -
                                                                      ---------
               Computer Services 0.00%
   38,235      SkyLynx Communications, Inc. 5/20/00                        382
                                                                      --------
               Communications Products 2.07%
   81,121      ION Networks, Inc. 4/25/00                             1,693,401
  133,621      ION Networks, Inc. 6/7/02                              2,722,528
                                                                      ---------
                                                                      4,415,929
                                                                      ---------
               Electronic Components 0.63%
  229,167      Barringer Technologies, Inc. 5/9/00 (a)                  954,480
  200,000      Energy Conversion Devices, Inc. 7/31/01                  387,500
                                                                      ---------
                                                                      1,341,980
                                                                      ---------
               Energy- Miscellaneous 0.00%
  300,000      Boots & Coots International Well Control 5/14/02(R)         -
  180,000      Boots & Coots International Well Control 5/14/04(R)         -
                                                                      ---------
                                                                      ---------
               Energy - Oil & Gas 0.00%
   72,414      Edge Petroleum Corporation 5/5/04 (a)                      7,241
                                                                      ---------
               Medical Devices & Equipment 2.92%
    5,771      Cambridge Heart, Inc. 6/9/03 (Restricted)                    577
  341,200      Hemagen Diagnostics, Inc. 2/28/01                         42,650
   13,252      Possis Medical, Inc. 6/2/03                                1,325
  375,000      Precision Optics Corporation 8/5/04 (a)                6,187,500
                                                                      ---------
                                                                      6,232,052
                                                                     ----------
               Medical Information Systems 0.00%
1,100,000      LifeRate Systems, Inc. 9/14/07 (a)                         -
1,100,000      LifeRate Systems, Inc. 9/14/07 (a) (Restricted)            -
                                                                        -------
                                                                           -
-----------------------------------------------------------------------------
          See the accompanying Notes to the Financial Statements.
                                    8
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

                                                                      Fair
Warrants                     Warrants (continued)                     Value
-------------------------------------------------------------------------------

               Retail 0.03%
   95,000      PawnMart, Inc. A 3/11/03                             $   22,266
   90,000      PawnMart, Inc. B 3/11/04                                 14,062
   96,450      SkyMall, Inc. A 11/02/04                                 24,113
   47,143      SkyMall, Inc. B 12/21/05                                   -
                                                                       --------
                                                                        60,441
                                                                       --------
               Software 0.33%
  102,564      Mustang.com, Inc. 10/10/04                               702,051
1,369,479      Silicon Valley Research, Inc. 4/15/00 (a)(Restricted)      -
                                                                       --------
                                                                        702,051
                                                                      ---------
          Total Warrants 6.00%                                       12,793,951
                                                                     ----------
                                                                     ----------


                                                                       Fair
Units                              Units                               Value
_______________________________________________________________________________

               Housing-Construction 0.07%
  281,600      Boulevard Investment Group                          $   140,800
                                                                       -------


                                                                   -----------
          TOTAL INVESTMENTS 84.75%                              $  180,771,415
                                                                   -----------
                                                                   -----------






_____________________________________________________________________________
                See the accompanying Notes to the Financial Statments

                                      9

                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1999



                            Securities Sold Short                        Fair
Shares                    Common Stocks (Continued)                      Value
-------------------------------------------------------------------------------

               Healthcare-Drugs 0.63%
   26,300      Shared Medical Systems Corporation                  $  1,339,604
                                                                     ----------
               Medical Devices & Equipment 0.46%
  126,100      Possis Medical, Inc.                                     985,156
                                                                     ----------
               Retail 0.06%
    5,000      eToys, Inc.                                              131,250
                                                                     ----------


         TOTAL SECURITIES SOLD SHORT 1.15%                          $ 2,456,010
                                                                     ----------
                                                                     ----------



   (a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

    All percentages are relative to Partners' Capital.














_____________________________________________________________________________
              See the accompanying Notes to the Financial Statements.

                                     10
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1999


_____________________________________________________________________________




INCOME

Net realized gain on investments                              $  54,938,652
Net change in unrealized appreciation                            49,952,429
                                                                ------------
Net gain on investment portfolio                                104,891,081
Interest                                                            461,364
Dividends                                                           414,223
                                                                 -----------
Total                                                           105,766,668
                                                                ------------
                                                                ------------


EXPENSES

Administrator's fee - Note 7                                    $  1,155,656
Professional fees                                                    301,008
Independent General Partners' fees                                    30,000
Other                                                                 92,355
                                                                 ------------
Total                                                              1,579,019
                                                                 ------------
Net Income                                                      $104,187,649
                                                                 ------------
                                                                 ------------













______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                     11
                          SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
______________________________________________________________________________

                              Per Limited             Corporate  Individual
                                Partners'   Limited     General    General
                                 Unit      Partners    Partner    Partners    Total
                                ----------  ---------  ---------- ----------- ----------

YEAR ENDED
 DECEMBER 31, 1998:

BALANCE,
 DECEMBER 31, 1997          $  155,655,577 $ 9,989,872 $3,861,262 $169,506,711
 Capital contributions           4,150,000       -           -       4,150,000
  Transfers                          -       (2,602,867) 2,602,867      -
 Allocation of net loss         (18,053,984)  (913,319)  (752,425) (19,719,728)
 Repurchases                    (19,092,686)      -          -     (19,092,686)
                                ----------- ----------- --------- ------------

BALANCE,
  DECEMBER 31, 1998   $25,000   122,658,907   6,473,686  5,711,704 134,844,297
                      -------
SIX MONTHS ENDED
 JUNE 30, 1999:
 Capital contributions            1,750,000       -           -      1,750,000
 Transfers                              -       (776,763)   776,763       -
 Allocation of net income  2,094 10,419,808      477,143    543,438 11,440,389
                          -------
 Repurchases                     (4,596,550)     -       (2,000,000) 6,596,550)
                                ----------- ----------- ---------- -----------
BALANCE,
 JUNE 30, 1999        $25,000   130,232,165  6,174,066    5,031,905 141,438,136
                      -------

SIX MONTHS ENDED
 DECEMBER 31, 1999:
 Capital contributions             548,240       -           -        548,240
 Allocation of net income

 Corporate General Partner
   Performance allocation             -      16,893,584      -     16,893,584
    Partners          $13,356   69,867,087    3,298,384  2,688,205 75,853,676
 Repurchases          -------   (5,935,339) (11,500,000)(4,000,000)(21,435,339)
                                ----------- -----------  --------- -----------
BALANCE,
 DECEMBER 31, 1999    $25,000 $194,712,153 $14,866,034 $3,720,110 $213,298,297
                      ------- ------------  ----------  ---------- -----------

See Note 4 for changes in Units outstanding.
_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                     12
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.





                                     13
                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents consist principally of cash balances in brokerage account.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

        Net income isallocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balance; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and a 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.
        For purposes of the performance allocation, net income for the year ended December 31, 1999 was reduced by a loss carryover from December 31, 1998 of $19,719,728.

        Net Losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that net losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

        As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

                                     14
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1999, the Fund offered to repurchase up to 592.1387 Units (10% of its outstanding Units at June 30, 1999 after the semi-annual adjustment of Units). 263.8620 Units were tendered for repurchase.

        In November 1999, the Fund offered to repurchase up to 938.9345 Units (10% of its outstanding Units at December 31, 1999 after the semi-annual adjustment of Units). 857.4136 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:

                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partners    Total
                                __________  __________  __________  __________

Balance, December 31, 1997      6,226.2231    399.5948    154.4505  6,780.2684
Additional units sold             166.0000       -           -        166.0000
Transfers                            -       (104.1147)   104.1147       -
Semi-annual adjustment of Units  (722.1594)   (36.5327)   (30.0970)  (788.7891)
Repurchases                      (763.7074)      -            -      (763.7074)
                                 -----------  ----------   ---------  ---------

Balance, December 31, 1998      4,906.3563    258.9474    228.4682   5,393.7719
Additional units sold              70.0000       -            -         70.0000
Transfers                            -        (31.0705)    31.0705        -
Semi-annual adjustment of Units   416.7923     19.0857     21.7375    457.6155
Repurchases                      (183.8620)      -        (80.0000)  (263.8620)
                                -----------   ----------  ---------  ----------

Balance, June 30, 1999          5,209.2866     146.9626    201.2762  5,657.5254
Additional units sold              21.9296        -           -         21.9296
Semi-annual adjustment of Units 2,794.6835     807.6787    107.5282  3,709.8904
Repurchases                      (237.4136)   (460.0000)  (160.0000) (857.4136)
                                -----------    ---------   --------- ----------
Balance, December 31, 1999      7,788.4861     594.6413    148.8044  8,531.9318
                                -----------    ---------   --------  ----------
                                -----------    ---------   --------  ----------


                                     15
                         SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)

                         NOTES TO THE FINANCIAL STATEMENTS



NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the year ended December 31, 1999 aggregated $202,593,916 and $257,712,154, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                                            Years Ended
                                            December 31,
                              -----------------------------------------------
                              1999    1998     1997    1996     1995    1994
                              ----    ----     ----    ----     -----   ----

Ratio of total expenses      1.03%    1.02%    .98%   1.00%    1.18%   1.19%
   to average net assets

Ratio of net income         68.01%  (12.73%) 21.84%  39.58%   38.09%  11.18%
   (loss) to average net
   assets

Portfolio turnover rate    140.88% (114.61%) 139.7%  228.0%   245.2%  233.4%







                                     16
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                       NOTES TO THE FINANCIAL STATEMENTS




NOTE 9- RETURN ON PARTNER INVESTMENT:

        At December 31, 1999, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $90,225
               January 1, 1995                   82,485
               July 1, 1995                      73,037
               January 1, 1996                   60,908
               July 1, 1996                      45,980
               January 1, 1997                   43,517
               July 1, 1997                      41,220
               January 1, 1998                   36,570
               July 1, 1998                      37,497
               January 1, 1999                   41,569
               July 1, 1999                      38,356


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

















                                     17